Non-current financial debt (Details 4) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 25,523	$ 28,531
USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	15,862	15,848
EUR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	7,930	10,888
JPY
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	174	194
CHF
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,505	1,563
Others
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 52	$ 38